Accounts and Other Payables (Tables)	12 Months Ended
Mar. 31, 2024
Accounts and Other Payables [Abstract]
Schedule of Accounts and Other Payables
	2024	2023
	US$	US$
Commission payables (note (a))	4,387,259	816,984
Other payables and accrued charges	522,314	91,875
Amount due to related company (note (c))	1,000,040	20,930
Note payable (note (b))	5,000,000	—
Consideration payables	201,729	—
Wages payables	397,647	397,463
Total	11,508,989	1,327,252
(a)	The commission payables were payables to the traders for offering operations and marketing service, while the technical cost was payables to the consultants for the consultant services provided, which disclosed in note 17. The wages payable were the wages payables to the director of the Company. Other payables are non-interest-bearing and are expected to be settled within one year.
(b)	On March 23, 2024, the Company issued a note to an independent third party of amounted US$5 million, interest bearing at 5% p.a., matured within 3 months. On June 25, 2024, the note is subsequently settled.
(c)	The amount due to related company is unsecured, interest-free and repayable on demand.